COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Provisions (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Provisions
Provisions	$ 13,890,828	$ 53,412,545
Eventual commitments
Provisions
Provisions	353,073	276,150
Unused Balances of Credit Cards
Provisions
Provisions	3,903,686	4,271,775
Provision for agreed revocable current account advances
Provisions
Provisions	1,022,473	390,005
Other contingencies
Provisions
Provisions	$ 8,611,596	$ 48,474,615